Inventory	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory	5 Inventory
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Finished goods	867,446	793,470	580,786
SIMPPLE LTD. AND ITS SUBSIDIARIES NOTES TO CONSOLIDATED FINANCIAL STATEMENTS